Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Employee Benefit Expenses

(in millions of Euros)	Notes	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Wages and salaries		(872)	(841)	(836)
Pension costs—defined benefit plans	23	(28)	(33)	(31)
Other post—employment benefits	23	(16)	(17)	(15)
Share-based compensation	28	(8)	(6)	(5)

Total Employee benefit expenses		(924)	(897)	(887)